Foreign Exchange (Loss) Gain and Other (Expenses) Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreign Exchange (Loss) Gain and Other (Expenses) Income
Foreign exchange (loss) gain	$ (14.7)	$ 2.3
Changes in fair value of financial instruments	(6.0)	11.3
Other (expense) income		0.8
Total	(20.7)	14.4
Foreign exchange gain	1.8	2.8
Foreign exchange loss	$ 12.9	$ 0.5